Organization and Principal Activities (Details) - $ / shares			6 Months Ended
		Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2024	Dec. 22, 2023
Organization and Principal Activities [Line Items]
Conversion shares			30,280,768
Par value (in Dollars per share)	[1]		$ 0.0001	$ 0.0001
BVI Holding [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage					100.00%
Maximum [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)				1
Adjusted shares		30,280,768
Minimum [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share)				$ 0.0001
Adjusted shares		156
Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Conversion shares			30,280,768

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.